Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Computation of Basic and Diluted Earnings Per Share
The	following table sets forth the computation of basic and diluted earnings per share:

	Note		2015	2016	2017
Numerator (in RMB millions):
Income attributable to equity shareholders of the Company used in computing basic/diluted earnings per share			10,562	625	1,828

Denominator (in millions):
Weighted average number of ordinary shares outstanding used in computing basic/diluted earnings per share	(i	)	23,947	23,947	24,567

Basic/Diluted earnings per share (in RMB)			0.44	0.03	0.07

Summary of Weighted Average Number of Ordinary Shares
(i)	Weighted average number of ordinary shares

	2015	2016	2017
	(in millions)	(in millions)	(in millions)
Issued ordinary shares at January 1	23,947	23,947	23,947
Effect of shares issued	—	—	620

Weighted average number of ordinary shares at December 31	23,947	23,947	24,567